Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2013
Convertible Preferred Stock Outstanding

As of December 31, 2012, we had the following convertible preferred stock outstanding:

	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference	Issuance Price Per Share
	(in thousands, except for share amounts)
Series A Preferred	10,831,164	10,831,164	$5,024	$5,091	$0.47
Series B Preferred	7,000,000	6,585,153	15,007	15,080	$2.29

Total	17,831,164	17,416,317	$20,031	$20,171